SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche MLP & Energy Infrastructure Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Portfolio Manager(s)
John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
Manoj H. Patel, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
Francis X. Greywitt III, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
Avi Feinberg, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2018.

The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus:
John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
■	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–
March 2004.
■	Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
■	BS in Business Administration, University of Southern California.
Manoj H. Patel, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
■	Joined Deutsche Asset Management in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.
■	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 2002.
■	BS, Indiana University-Bloomington.
Francis X. Greywitt III, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2015.
■	Joined Deutsche Asset Management in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
■	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 1999.
■	BBA, St. Bonaventure University; MBA, University of Chicago.
Avi Feinberg, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined Deutsche Asset Management in 2012; previously worked as an Equity Analyst at Morningstar and as a Senior Business Planning Consultant at MetLife.
■	Securities Analyst, Infrastructure Securities: Chicago.
■	BA in Economics from Northwestern University; MBA, Northwestern University.

Please Retain This Supplement for Future Reference

March 15, 2018
PROSTKR-1004